OTHER LONG-TERM ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Long Term Assets [Abstract]
Severance pay funds	$ 0	$ 482
Deferred tax long term	501	501
Operating lease right-of-use asset	487	484
Other long-term assets	$ 988	$ 1,467